As filed with the Securities and Exchange Commission on April 10, 2015

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____ ☐

Post-Effective Amendment No. 35 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 36 ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

6 E. 39th Street, Suite 1003, New York, NY 10016

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I c/o Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 30, 2015, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment
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This Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 30, 2015, the effectiveness of the Registration Statement for Newfleet Multi-Sector Unconstrained Bond ETF filed in Post-Effective Amendment No. 25 on January 26, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0000891092-15-000505) (referred to herein as “PEA No. 25”).

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B and C of PEA No. 25.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of April, 2015.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name		Title	Date
/s/ William J. Smalley William J. Smalley		Trustee, President (Principal Executive Officer)	April 10, 2015
/s/ Brinton Frith Brinton Frith		Treasurer (Principal Financial Officer)	April 10, 2015
/s/ Stephen G. O’Grady* Stephen G. O’Grady		Trustee	April 10, 2015
/s/ James Simpson* James Simpson		Trustee	April 10, 2015
/s/ Robert S. Tull* Robert S. Tull		Trustee	April 10, 2015
* By:	/s/ William J. Smalley William J. Smalley, Attorney-in-fact		April 10, 2015

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